Financial instruments - Schedule of Trade and Other Receivables, Other Payables and Derivative Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Within trade payables
Disclosure of offsetting of financial assets [line items]
Gross amounts before offset	$ 17,106	$ 18,423
Amounts offset	11,449	12,351
Net amounts as presented	5,657	6,072
Cash collateral received/pledged	121	69
Other offsetting instruments	227	356
Net amounts	5,309	5,647
Within derivative financial instruments
Disclosure of offsetting of financial assets [line items]
Gross amounts before offset	12,760	23,037
Amounts offset	4,490	13,163
Net amounts as presented	8,270	9,874
Cash collateral received/pledged	2,049	2,040
Other offsetting instruments	1,730	2,636
Net amounts	4,491	5,198
Within trade receivables
Disclosure of offsetting of financial assets [line items]
Gross amounts before offset	18,569	20,810
Amounts offset	11,452	12,350
Net amounts as presented	7,117	8,460
Cash collateral received/pledged	58	18
Other offsetting instruments	227	356
Net amounts	6,832	8,086
Within derivative financial instruments
Disclosure of offsetting of financial assets [line items]
Gross amounts before offset	12,200	26,166
Amounts offset	4,490	13,140
Net amounts as presented	7,710	13,026
Cash collateral received/pledged	951	1,688
Other offsetting instruments	1,730	2,616
Net amounts	$ 5,029	$ 8,722